November 6, 2018 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: M3Sixty Funds Trust (the “Trust”) (File Nos. 333-206491 and 811-23089)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission relating to the Cognios Large Cap Value Fund, the Cognios Large Cap Growth Fund and the Cognios Market Neutral Large Cap Fund, each a series portfolio of the Trust, which was filed on Form N-1A with the Commission on October 29, 2018 (Accession No. 0001387131-18-005726).

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours

/s/ John H. Lively
John H. Lively

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com